Schedule of Outstanding Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Beginning balance	461,856	219,477
Weighted Average Exercise Price Balance, Beginning balance	$ 52.29	$ 99.69
Warrants issued	2,862,500	463,686
Weighted Average Exercise Price of Warrants issued	$ 2.24	$ 35.77
Warrants exercised		(221,307)
Weighted Average Exercise Price of Warrants exercised		$ 20.92
Ending balance	3,324,356	461,856
Weighted Average Exercise Price Balance, Ending balance	$ 2.46	$ 52.29